Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Prospectus #1 | Eaton Vance National Ultra-Short Municipal Income Fund
Average Annual Return, Caption	Average Annual Total Return as of December 31, 2024
Prospectus #1 | Eaton Vance National Ultra-Short Municipal Income Fund | Bloomberg Municipal Bond Index
Average Annual Total Return as of December 31, 2024		1.05%	0.99%	2.25%
Average Annual Total Return as of December 31, 2024	(reflects no deduction for fees, expenses or taxes)
Prospectus #1 | Eaton Vance National Ultra-Short Municipal Income Fund | Bloomberg 1 Year Municipal Bond Index
Average Annual Total Return as of December 31, 2024		2.71%	1.39%	1.30%
Average Annual Total Return as of December 31, 2024	(reflects no deduction for fees, expenses or taxes)
Prospectus #1 | Eaton Vance National Ultra-Short Municipal Income Fund | Advisers Class
Average Annual Total Return as of December 31, 2024		3.11%	1.36%	1.10%
Prospectus #1 | Eaton Vance National Ultra-Short Municipal Income Fund | Class A | After Taxes on Distributions
Average Annual Total Return as of December 31, 2024		0.90%	0.89%	0.86%
Prospectus #1 | Eaton Vance National Ultra-Short Municipal Income Fund | Class A | After Taxes on Distributions and Sales
Average Annual Total Return as of December 31, 2024		1.84%	1.04%	0.95%
Prospectus #1 | Eaton Vance National Ultra-Short Municipal Income Fund | Class A
Average Annual Total Return as of December 31, 2024		0.94%	0.91%	0.88%
Prospectus #1 | Eaton Vance National Ultra-Short Municipal Income Fund | Class I
Average Annual Total Return as of December 31, 2024		3.27%	1.52%	1.26%
Prospectus #2 | Eaton Vance National Limited Maturity Municipal Income Fund
Average Annual Return, Caption	Average Annual Total Return as of December 31, 2024
Prospectus #2 | Eaton Vance National Limited Maturity Municipal Income Fund | Bloomberg Municipal Bond Index
Average Annual Total Return as of December 31, 2024		1.05%	0.99%	2.25%
Average Annual Total Return as of December 31, 2024	(reflects no deduction for fees, expenses or taxes)
Prospectus #2 | Eaton Vance National Limited Maturity Municipal Income Fund | Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Total Return as of December 31, 2024		1.14%	1.02%	1.70%
Average Annual Total Return as of December 31, 2024	(reflects no deduction for fees, expenses or taxes)
Prospectus #2 | Eaton Vance National Limited Maturity Municipal Income Fund | Class A | After Taxes on Distributions
Average Annual Total Return as of December 31, 2024		(0.64%)	0.50%	1.35%
Prospectus #2 | Eaton Vance National Limited Maturity Municipal Income Fund | Class A | After Taxes on Distributions and Sales
Average Annual Total Return as of December 31, 2024		0.88%	0.92%	1.62%
Prospectus #2 | Eaton Vance National Limited Maturity Municipal Income Fund | Class A
Average Annual Total Return as of December 31, 2024		(0.51%)	0.60%	1.41%
Prospectus #2 | Eaton Vance National Limited Maturity Municipal Income Fund | Class C
Average Annual Total Return as of December 31, 2024		2.10%	0.51%	1.14%
Prospectus #2 | Eaton Vance National Limited Maturity Municipal Income Fund | Class I
Average Annual Total Return as of December 31, 2024		2.94%	1.41%	1.89%
Prospectus #3 | Eaton Vance New York Municipal Opportunities Fund
Average Annual Return, Caption	Average Annual Total Return as of December 31, 2024
Prospectus #3 | Eaton Vance New York Municipal Opportunities Fund | Bloomberg Municipal Bond Index
Average Annual Total Return as of December 31, 2024		1.05%	0.99%	2.25%
Average Annual Total Return as of December 31, 2024	(reflects no deduction for fees, expenses or taxes)
Prospectus #3 | Eaton Vance New York Municipal Opportunities Fund | Bloomberg New York Municipal Bond Index
Average Annual Total Return as of December 31, 2024		0.84%	0.97%	2.17%
Average Annual Total Return as of December 31, 2024	(reflects no deduction for fees, expenses or taxes)
Prospectus #3 | Eaton Vance New York Municipal Opportunities Fund | Class A | After Taxes on Distributions
Average Annual Total Return as of December 31, 2024		(1.38%)	0.32%	1.42%
Prospectus #3 | Eaton Vance New York Municipal Opportunities Fund | Class A | After Taxes on Distributions and Sales
Average Annual Total Return as of December 31, 2024		0.36%	0.77%	1.63%
Prospectus #3 | Eaton Vance New York Municipal Opportunities Fund | Class A
Average Annual Total Return as of December 31, 2024		(1.26%)	0.40%	1.49%
Prospectus #3 | Eaton Vance New York Municipal Opportunities Fund | Class C
Average Annual Total Return as of December 31, 2024		0.34%	0.31%	1.21%
Prospectus #3 | Eaton Vance New York Municipal Opportunities Fund | Class I
Average Annual Total Return as of December 31, 2024		2.19%	1.22%	1.98%
Prospectus #4 | Eaton Vance Short Duration Municipal Opportunities Fund
Average Annual Return, Caption	Average Annual Total Return as of December 31, 2024
Prospectus #4 | Eaton Vance Short Duration Municipal Opportunities Fund | Bloomberg Municipal Bond Index
Average Annual Total Return as of December 31, 2024		1.05%	0.99%	2.25%
Average Annual Total Return as of December 31, 2024	(reflects no deduction for fees, expenses or taxes)
Prospectus #4 | Eaton Vance Short Duration Municipal Opportunities Fund | Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Total Return as of December 31, 2024		1.14%	1.02%	1.70%
Average Annual Total Return as of December 31, 2024	(reflects no deduction for fees, expenses or taxes)
Prospectus #4 | Eaton Vance Short Duration Municipal Opportunities Fund | Class A | After Taxes on Distributions
Average Annual Total Return as of December 31, 2024		0.40%	0.60%	1.62%
Prospectus #4 | Eaton Vance Short Duration Municipal Opportunities Fund | Class A | After Taxes on Distributions and Sales
Average Annual Total Return as of December 31, 2024		1.41%	0.90%	1.73%
Prospectus #4 | Eaton Vance Short Duration Municipal Opportunities Fund | Class A
Average Annual Total Return as of December 31, 2024		0.50%	0.68%	1.69%
Prospectus #4 | Eaton Vance Short Duration Municipal Opportunities Fund | Class C
Average Annual Total Return as of December 31, 2024		2.05%	0.57%	1.43%
Prospectus #4 | Eaton Vance Short Duration Municipal Opportunities Fund | Class I
Average Annual Total Return as of December 31, 2024		3.95%	1.49%	2.18%